TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Trade Receivables And Other Current Assets
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

6.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at June 30, 2025 and December 31, 2024 is as follows:

	06/30/2025	12/31/2024
Trade receivables:
Other receivables from the Codere Group companies (Note 12)	1,760	1,149
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	3,196	5,150
Prepayments	165	2,197
Other receivables	327	725
Total	5,349	9,122

Other receivables from the Codere Group companies mainly include balances to be paid by Codere Colombia, S.A amounting to €1,089 thousand as of June 30, 2025 and €654 thousand as of December 31, 2024.

The carrying amounts of Codere Online’s trade receivables and other current assets are denominated in the following currencies:

Currency	06/30/2025	12/31/2024
EUR	1,391	3,524
ILS	228	470
ARS	158	590
USD	428	183
MXN	1,956	3,672
COP	1,188	683
Total	5,349	9,122

The maximum exposure to credit risk at the reporting date is the carrying value of each class of trade receivable mentioned above. Codere Online does not hold any collateral as security.

The change in the allowance for impairment of trade receivable as of June 30, 2025 and December 31, 2024 is as follows:

Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2024	99

Expected credit loss as of 12/31/2024	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2025	99